Borrowings (Tables)	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]

At June 30, the scheduled maturities of borrowings are as follows:

	2012		2011
(In thousands)	Balance	Weighted Average Rate	Balance	Weighted Average Rate
Under 12 months	$—	—%	$3,000	3.41%
12 months to 24 months	—	—	—	—
24 months to 36 months	—	—	—	—
36 months to 48 months	6,000	4.24	—	—
48 months to 60 months	—	—	6,000	4.24
60 months to 120 months	3,000	2.59	3,000	2.59
	$9,000	3.69%	$12,000	3.62%

Schedule Of Long Term Debt Additional Information [Table Text Block]

The borrowings from the Federal Home Loan Bank of Atlanta with conversion or call features at June 30, 2012 are detailed below:

Balance	Rate	Maturity	Call\Conversion feature

$3,000,000	2.59%	10/09/2018	Callable on 10/12/2010 and every three months thereafter